Schedule of Investments (unaudited)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.2%
Diamond Hill Investment Group Inc.	12,260	$2,051,221

Financial Exchanges & Data — 23.3%
Cboe Global Markets Inc.	365,153	43,471,465
CME Group Inc.	193,345	41,120,615
Intercontinental Exchange Inc.	375,892	44,618,380
MarketAxess Holdings Inc.	96,092	44,547,290
Nasdaq Inc.	246,379	43,313,428
		217,071,178
Investment Banking & Brokerage — 76.4%
B. Riley Financial Inc.	74,562	5,629,431
BGC Partners Inc., Class A	1,427,840	8,095,853
Charles Schwab Corp. (The)	571,964	41,644,699
Cowen Inc., Class A	113,327	4,652,073
Evercore Inc., Class A	172,925	24,342,652
Goldman Sachs Group Inc. (The)	491,689	186,610,726
Houlihan Lokey Inc.	217,067	17,753,910
Interactive Brokers Group Inc., Class A	341,317	22,434,766
Jefferies Financial Group Inc.	844,771	28,891,168
Lazard Ltd., Class A	476,194	21,547,779
LPL Financial Holdings Inc.	301,088	40,640,858
Moelis & Co., Class A	258,679	14,716,248
Morgan Stanley	2,151,175	197,241,236
Piper Sandler Cos	60,833	7,881,523
PJT Partners Inc., Class A	103,786	7,408,245
Security	Shares	Value

Investment Banking & Brokerage (continued)
Raymond James Financial Inc.	322,455	$41,886,905
Stifel Financial Corp.	443,779	28,783,506
StoneX Group Inc.(a)	70,244	4,261,703
Virtu Financial Inc., Class A	332,817	9,195,734
		713,619,015
Total Common Stocks — 99.9%
(Cost: $835,768,133)		932,741,414

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,130,000	1,130,000

Total Short -Term Investments — 0.1%
(Cost: $1,130,000)		1,130,000

Total Investments in Securities — 100.0%
(Cost: $836,898,133)		933,871,414

Other Assets, Less Liabilities — (0.0)%		(90,352)

Net Assets — 100.0%		$933,781,062

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$760,000	$370,000	(a)	$—	$—	$—	$1,130,000	1,130,000	$24	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	2	09/17/21	$231	$191
S&P Select Sector Financial E-Mini Index	5	09/17/21	564	(7,824)
				$(7,633)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$932,741,414	$—	$—	$932,741,414
Money Market Funds	1,130,000	—	—	1,130,000
	$933,871,414	$—	$—	$933,871,414
Derivative financial instruments(a)
Assets
Futures Contracts	$191	$—	$—	$191
Liabilities
Futures Contracts	(7,824)	—	—	(7,824)
	$(7,633)	$—	$—	$(7,633)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2